Rule 24f-2 Notice for
                                The Mentor Funds
                               File No. 33-45315


1.  Fiscal year for which notice is filed                       10/1/94-9/30/95

2.  The number or amount of securities of the same
    class or series, if any, which has been registered
    under the Securities Act of 1933, other than
    pursuant to Rule 24f-2 but which remained unsold
    at the beginning of the Registrant's fiscal year.                         0

3.  The number or amount of securities, if any,
    registered during such fiscal year other than
    pursuant to Rule 24f-2.                                                   0

4.  The number or amount of securities sold during
    such fiscal year (see attached Computation of Fee).              12,554,562
                                                                    -----------
5.  The number or amount of securities sold during
    such fiscal year in reliance upon registration
    pursuant to Rule 24f-2 (see attached Computation
    of Fee).                                                         12,554,562

                                The Mentor Funds
                               COMPUTATION OF FEE

1.  Actual aggregate sales price of Registrant's securities sold pursuant to Rule 24f-2 during the fiscal year for which the
    24f-2 notice is filed.                                         $179,280,648

2.  Reduced by the difference between:

    (a)  actual aggregate redemption or repurchase price of
         such securities redeemed or repurchased by the
         issuer during the fiscal year for which the 24f-2
         notice is filed; and                                      $232,088,548

    (b)  actual aggregate redemption or repurchase price of
         such redeemed or repurchased securities previously
         applied by the issuer pursuant to Section 24e-2(a)
         for the fiscal year for which the 24f-2 notice is
         filed.                                                              $0

Amount previously applied during fiscal year:                                $0

Available credit:                                                  $232,088,548

Amount of available credit applied in this notice:                 $179,280,648

Total amount upon which the fee calculation specified in Section
6(b) of the Securities Act of 1933 is based                                  $0

                  FEE SUBMITTED (1/29 OF 1% OF Total Amount)                 $0

     A copy of the Declaration of Trust of The Mentor Funds (the "Trust") is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and the obligations of the Trust arising out of this Agreement are not binding upon any of the trustees, officers, or shareholders of the Trust individually but are binding only upon the assets and property of the Trust.

     Pursuant to the requirements of the Investment Company Act of 1940, the Trust has caused this notice to be signed on its behalf by the undersigned duly authorized person.

Date: November 28, 1995                   By: /s/ TERRY L. PERKINS
                                                  Terry L. Perkins
                                                  Treasurer

                                                 November 28, 1995

The Mentor Funds
901 East Byrd Street
Richmond, Virginia 23219

Ladies and Gentlemen:

     We are furnishing this opinion in connection with your filing with the Securities and Exchange Commission of a notice (the "Notice") pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, relating to your registration of an indefinite number of shares of beneficial interest of The Mentor Funds (the "Trust") pursuant to the Securities Act of 1933, as amended, and making definite the registration of 12,554,562 shares of beneficial interest (the "Shares"), of which 10,597,601 shares (the "Mentor Shares") were issued by the Trust, and 1,956,961 shares (the "Mentor Series Trust Shares") were issued by Mentor Series Trust. On May 30, 1995, four series of shares of beneficial interest of Mentor Series Trust were reorganized into newly created portfolios of the Trust, which succeeded to all of the assets and liabilities, and to the continuing operations of, each of those four series.

     We have examined copies of (i) your Declaration of Trust as on file at the office of the Secretary of State of The Commonwealth of Massachusetts, which provides for an unlimited number of authorized shares of beneficial interest,
(ii) resolutions of your Trustees, which provide for the issue and sale by the Trust of the Mentor Shares, (iii) the Agreement and Declaration of Trust of Mentor Series Trust as on file at the office of the Secretary of State of The Commonwealth of Massachusetts, which provides for an unlimited number of authorized shares of beneficial interest, and (iv) the Bylaws of Mentor Series Trust, which provide for the issue and sale by the Trust of the Mentor Series Trust Shares. We have also examined (a) a copy of the Notice, and (b) certificates of the Treasurer of the Trust and of the Treasurer of Mentor Series Trust stating that all of the Shares were recorded as issued and that the appropriate consideration therefor was received by the Trust or Mentor Series Trust, as the case may be, as provided in the resolutions of your Trustees or the Bylaws of Mentor Series Trust, as the case may be.

     We assume that appropriate action has been taken to register or qualify the sale of the Shares under any applicable state and federal laws regulating offerings and sales of securities, and that the Notice will be timely filed with the Securities and Exchange Commission.

     We were not involved in the organization of the Trust, and understand that you were represented by other counsel in respect of the organization of the Trust. We have assumed for purposes of this opinion that the Trust is a duly established and validly existing unincorporated voluntary association with transferable shares under Massachusetts law (commonly known as a "Massachusetts business trust") and that the interpretation and enforcement of each provision of the Declaration of Trust will be governed by the laws of The Commonwealth of Massachusetts.

     Based upon the foregoing, we are of the opinion that:

     1. The Trust is authorized to issue an unlimited number of shares of beneficial interest, and, prior to May 30, 1995, Mentor Series Trust was authorized to issue an unlimited number of shares of beneficial interest.

     2. The Mentor Shares were validly issued and were fully paid and nonassessable by the Trust, and the Mentor Series Trust Shares were validly issued and were fully paid and nonassessable by Mentor Series Trust.

     Each of the Trust and Mentor Series Trust is organized as an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Agreement and Declaration of Trust of Mentor Series Trust disclaims shareholder liability for acts or obligations of Mentor Series Trust and the Declaration of Trust of the Trust disclaims liability of any shareholder solely by reason of his being or having been a shareholder for any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind, against, or with respect to, the Trust. Each of such Declaration of Trust and Agreement and Declaration of Trust requires in substance that notice of such disclaimer be given in agreements or obligations entered into by or on behalf of the respective trust and provides for indemnification out of the property of the particular series of shares for all liabilities incurred by any shareholder of that series held personally liable for the obligations of that series solely by reason of his being or having been a shareholder.
Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which that series of shares itself would be unable to meet its obligations.

     We consent to this opinion accompanying the Notice.

                                      Very truly yours,



                                      Ropes & Gray